Lease (Schedule of maturity analysis of lease payments as a lessor) (Details)	Oct. 31, 2024 USD ($)
Less than one year [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Principal amount of contractual lease obligations	$ 12,780